Provisions - Schedule of changes in provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Balances at beginning of year	€ 8,441	€ 8,149	€ 9,583
Incorporation of Group companies, net	0	(4)	0
Additions charged to income	4,035	2,814	2,046
Interest expense (note 39)	106	94	100
Staff costs (note 46)	46	42	65
Provisions or reversion of provisions	3,883	2,678	1,881
Addition	5,773	4,612	4,217
Release	(1,890)	(1,934)	(2,336)
Other additions arising from insurance contracts linked to pensions	(2)	0	(33)
Changes in value recognised in equity	643	944	242
Payments to pensioners and pre-retirees with a charge to internal provisions	(484)	(498)	(592)
Insurance premiums paid	0	0	(3)
Payments to external funds	(708)	(750)	(451)
Amounts used	(2,490)	(2,088)	(2,817)
Transfer, exchange differences and other changes	(1,028)	(126)	174
Balances at end of year	8,407	8,441	8,149
Post employment plans
Disclosure of other provisions [line items]
Balances at beginning of year	2,225	2,392	3,185
Incorporation of Group companies, net	0	(4)	0
Additions charged to income	96	93	128
Interest expense (note 39)	77	60	73
Staff costs (note 46)	35	33	57
Provisions or reversion of provisions	(16)	0	(2)
Addition	5	3	10
Release	(21)	(3)	(12)
Other additions arising from insurance contracts linked to pensions	(2)	0	(33)
Changes in value recognised in equity	643	944	242
Payments to pensioners and pre-retirees with a charge to internal provisions	(153)	(182)	(229)
Insurance premiums paid	0	0	(3)
Payments to external funds	(708)	(750)	(451)
Amounts used	0	0	0
Transfer, exchange differences and other changes	(370)	(268)	(447)
Balances at end of year	1,731	2,225	2,392
Long term employee benefits
Disclosure of other provisions [line items]
Balances at beginning of year	880	950	1,242
Incorporation of Group companies, net	0	0	0
Additions charged to income	368	244	69
Interest expense (note 39)	29	34	27
Staff costs (note 46)	11	9	8
Provisions or reversion of provisions	328	201	34
Addition	335	204	105
Release	(7)	(3)	(71)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	(331)	(316)	(363)
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	0	0	0
Transfer, exchange differences and other changes	(2)	2	2
Balances at end of year	915	880	950
Contingent liabilities and commitments
Disclosure of other provisions [line items]
Balances at beginning of year	702	734	733
Incorporation of Group companies, net	0	0	0
Additions charged to income	41	(24)	(27)
Interest expense (note 39)	0	0	0
Staff costs (note 46)	0	0	0
Provisions or reversion of provisions	41	(24)	(27)
Addition	502	392	618
Release	(461)	(416)	(645)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	0	(1)	0
Transfer, exchange differences and other changes	(33)	(7)	28
Balances at end of year	710	702	734
Other provisions
Disclosure of other provisions [line items]
Balances at beginning of year	4,634	4,073	4,423
Incorporation of Group companies, net	0	0	0
Additions charged to income	3,530	2,501	1,876
Interest expense (note 39)	0	0	0
Staff costs (note 46)	0	0	0
Provisions or reversion of provisions	3,530	2,501	1,876
Addition	4,931	4,013	3,484
Release	(1,401)	(1,512)	(1,608)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	(2,490)	(2,087)	(2,817)
Transfer, exchange differences and other changes	(623)	147	591
Balances at end of year	€ 5,051	€ 4,634	€ 4,073